Mining interests (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	2022	2021
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,769,945	1,645,337
Accumulated depreciation and depletion	(819,882)	(609,899)
	950,063	1,035,438
Masbate Mine, Philippines
Cost	1,114,513	1,085,687
Accumulated depreciation and depletion	(537,474)	(449,675)
	577,039	636,012
Otjikoto Mine, Namibia
Cost	864,801	782,208
Accumulated depreciation and depletion	(558,687)	(475,303)
	306,114	306,905

Pre-development properties (pre-depletable)
Fekola Regional pre-development, Mali	30,716	—

Exploration and evaluation properties (pre-depletable)
Gramalote Project, Colombia, net of impairment	135,625	119,866
Dandoko Property, Mali	58,292	—
Bakolobi Property, Mali	51,956	—
Menankoto Property, Mali	41,569	33,739
Bantako North Property, Mali	23,575	15,351
Finland Properties, Finland	22,523	12,561
Kiaka Royalty, Burkina Faso	18,488	18,488
Uzbekistan Properties, Uzbekistan	12,996	8,802
Mocoa Royalty, Colombia	10,230	10,230
Other	8,724	11,019
	383,978	230,056
Corporate & other
Office, furniture and equipment, net	26,820	23,420
	2,274,730	2,231,831
Investments in associates (accounted for using the equity method)
Calibre, Various	111,774	93,728
BeMetals, Various	8,275	10,508
	120,049	104,236
	2,394,779	2,336,067

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2021	Additions / Equity pick-up	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2022	Balance at Dec. 31, 2021	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2022	As at Dec. 31, 2022	As at Dec. 31, 2021
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,645,337	140,710	(12,898)	(3,204)	1,769,945	(609,899)	(221,119)	11,136	(819,882)	950,063	1,035,438
Masbate Mine	1,085,687	44,103	(1,032)	(14,245)	1,114,513	(449,675)	(88,610)	811	(537,474)	577,039	636,012
Otjikoto Mine	782,208	84,873	(1,558)	(722)	864,801	(475,303)	(84,703)	1,319	(558,687)	306,114	306,905
	3,513,232	269,686	(15,488)	(18,171)	3,749,259	(1,534,877)	(394,432)	13,266	(1,916,043)	1,833,216	1,978,355

Pre-development properties (pre-depletable)
Fekola Regional pre-development	—	29,560	—	1,156	30,716	—	—	—	—	30,716	—

Exploration & evaluation properties (pre-depletable)
Gramalote Project	119,866	15,759	—	—	135,625	—	—	—	—	135,625	119,866
Dandoko Property	—	58,292	—	—	58,292	—	—	—	—	58,292	—
Bakolobi Property	—	51,956	—	—	51,956	—	—	—	—	51,956	—
Menankoto Property	33,739	8,986	—	(1,156)	41,569	—	—	—	—	41,569	33,739
Bantako North Property	15,351	8,224	—	—	23,575	—	—	—	—	23,575	15,351
Finland Properties	12,561	9,962	—	—	22,523	—	—	—	—	22,523	12,561
Kiaka Royalty	18,488	—	—	—	18,488	—	—	—	—	18,488	18,488
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Uzbekistan Properties	8,802	4,194	—	—	12,996	—	—	—	—	12,996	8,802
Other	11,019	11,114	(13,409)	—	8,724	—	—	—	—	8,724	11,019
	230,056	168,487	(13,409)	(1,156)	383,978	—	—	—	—	383,978	230,056

Corporate
Office, furniture & equipment	28,540	6,013	(2,134)	—	32,419	(5,120)	(2,613)	2,134	(5,599)	26,820	23,420

	3,771,828	473,746	(31,031)	(18,171)	4,196,372	(1,539,997)	(397,045)	15,400	(1,921,642)	2,274,730	2,231,831

Investments in associates (accounted for using the equity method)
Calibre	93,728	18,046	—	—	111,774	—	—	—	—	111,774	93,728
BeMetals	10,508	(2,233)	—	—	8,275	—	—	—	—	8,275	10,508
	104,236	15,813	—	—	120,049	—	—	—	—	120,049	104,236

	3,876,064	489,559	(31,031)	(18,171)	4,316,421	(1,539,997)	(397,045)	15,400	(1,921,642)	2,394,779	2,336,067

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2020	Additions / Equity pick-up	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2021	Balance at Dec. 31, 2020	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2021	As at Dec. 31, 2021	As at Dec. 31, 2020
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,516,134	126,824	(2,508)	4,887	1,645,337	(416,559)	(193,401)	61	(609,899)	1,035,438	1,099,575
Masbate Mine	1,046,577	35,081	(284)	4,313	1,085,687	(361,438)	(88,450)	213	(449,675)	636,012	685,139
Otjikoto Mine	696,956	85,571	(3,277)	2,958	782,208	(371,138)	(107,383)	3,218	(475,303)	306,905	325,818
	3,259,667	247,476	(6,069)	12,158	3,513,232	(1,149,135)	(389,234)	3,492	(1,534,877)	1,978,355	2,110,532

Exploration & evaluation properties (pre-depletable)
Gramalote Project	95,435	24,392	—	39	119,866	—	—	—	—	119,866	95,435
Menankoto Property	28,991	4,748	—	—	33,739	—	—	—	—	33,739	28,991
Bantako North Property	6,191	9,160	—	—	15,351	—	—	—	—	15,351	6,191
Kiaka Royalty	—	18,488	—	—	18,488	—	—	—	—	18,488	—
Finland Properties	9,034	3,527	—	—	12,561	—	—	—	—	12,561	9,034
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Uzbekistan Properties	4,131	4,671	—	—	8,802	—	—	—	—	8,802	4,131
Kiaka Project	80,927	4,639	(85,566)	—	—	—	—	—	—	—	80,927
Ondundu Property	10,701	7,904	(5,905)	(12,700)	—	—	—	—	—	—	10,701
Other	6,688	9,514	(5,183)	—	11,019	—	—	—	—	11,019	6,688
	252,328	87,043	(96,654)	(12,661)	230,056	—	—	—	—	230,056	252,328

Corporate
Office, furniture & equipment	28,394	1,652	(1,506)	—	28,540	(4,234)	(2,392)	1,506	(5,120)	23,420	24,160

	3,540,389	336,171	(104,229)	(503)	3,771,828	(1,153,369)	(391,626)	4,998	(1,539,997)	2,231,831	2,387,020

Investments in associates (accounted for using the equity method)
Calibre	76,235	17,493	—	—	93,728	—	—	—	—	93,728	76,235
BeMetals	—	10,508	—	—	10,508	—	—	—	—	10,508	—
	76,235	28,001	—	—	104,236	—	—	—	—	104,236	76,235

	3,616,624	364,172	(104,229)	(503)	3,876,064	(1,153,369)	(391,626)	4,998	(1,539,997)	2,336,067	2,463,255

Disclosure of detailed information about business combination
The purchase price was calculated as follows:

$

Common shares issued (10,742,814 common shares)	35,658
Cash consideration	18,426
Loan facility	1,346
Transaction costs	1,358
Total purchase price	56,788

The purchase price was allocated to the assets and liabilities as follows:

$

Cash and cash equivalents	1,415
Accounts receivable, prepaids and other	83
Mining interests - Dandoko Property	56,287
Mining interests - Other	3,690
Accounts payable and accrued liabilities	(2,332)
Current income and other taxes payable	(2,355)
56,788

Schedule of gain (loss) on sale of mining interest
The gain on the disposal of the Kiaka Project was, $23 million as outlined below:

$
Proceeds from sale:
Initial payment received upon agreement execution	450
Cash consideration received upon closing	22,500
Common shares of WAF, issued upon closing	20,530
Deferred consideration, one year from closing discounted at 10.22%	41,239
NSR royalty	18,488
Transaction costs	(248)
Total proceeds from sale, net of transaction costs	102,959

Total assets sold	85,656
Total liabilities sold	(5,356)
Net assets sold	80,300

Gain on disposal of Kiaka Project	22,659
The loss on the disposal of the Toega Property is outlined below:

$
Proceeds from sale:
Cash consideration, received upon agreement execution	9,000
Cash consideration, received upon closing	9,000
NSR royalty	2,599
Tax guarantee receivable	1,858
Transaction costs	(18)
Total proceeds from sale, net of transaction costs	22,439

Total assets sold	23,237
Total liabilities sold	(602)
Net assets sold	22,635

Loss on disposal of Toega Property	(196)

Disclosure of investments accounted for using equity method
The following table summarizes the change in the carrying amount of the Company's investment in associate:

$

Balance at December 31, 2020	76,235
Share of net income for the year	17,707
Loss on dilution	(214)
Balance at December 31, 2021	93,728
Share of net income for the year	12,416
Gain on dilution	5,630
Balance at December 31, 2022	111,774
The following table summarizes the change in the carrying amount of the Company's investment in BeMetals:

$

Balance at December 31, 2020	—
Share consideration on Kronk sale	4,741
Purchase of BeMetals shares	5,945
Share of net loss for the year	(164)
Loss on dilution	(14)
Balance at December 31, 2021	10,508
Share of net loss for the year	(2,233)
Balance at December 31, 2022	8,275